Summary of Significant Accounting Policies, Investment in Affordable Housing Limited Partnership (FY) (Details)	12 Months Ended
Dec. 31, 2019
Affordable Housing Limited Partnership [Member] | Maximum [Member]
Investment in Affordable Housing Limited Partnership [Abstract]
Ownership interest	5.00%